Investigations and Out of Period Adjustments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended						12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended				3 Months Ended					12 Months Ended												36 Months Ended	3 Months Ended	12 Months Ended				36 Months Ended	3 Months Ended		12 Months Ended					36 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended														12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended											12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended		3 Months Ended				12 Months Ended		3 Months Ended
	Jun. 28, 2013	Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Dec. 30, 2011	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011	Jun. 28, 2013 Adjustments Increase [Member]	Jun. 29, 2012 Adjustments Increase [Member]	Mar. 29, 2013 Adjustments Increase [Member]	Mar. 30, 2012 Adjustments Increase [Member]	Jun. 28, 2013 Adjustments Decrease [Member]	Jun. 29, 2012 Adjustments Decrease [Member]	Mar. 29, 2013 Adjustments Decrease [Member]	Mar. 30, 2012 Adjustments Decrease [Member]	Jun. 28, 2013 Adjustment Increase/(Decrease) [Member]	Jun. 29, 2012 Adjustment Increase/(Decrease) [Member]	Mar. 29, 2013 Adjustment Increase/(Decrease) [Member]	Mar. 30, 2012 Adjustment Increase/(Decrease) [Member]	Apr. 01, 2011 Adjustment Increase/(Decrease) [Member]	Mar. 30, 2012 Prior fiscal years (unaudited) Adjustment Increase/(Decrease) [Member]	Mar. 29, 2013 NHS contract [Member]	Dec. 28, 2012 NHS contract [Member]	Sep. 28, 2012 NHS contract [Member]	Jun. 29, 2012 NHS contract [Member]	Dec. 30, 2011 NHS contract [Member]	Mar. 29, 2013 NHS contract [Member]	Mar. 30, 2012 Nordic Operations [Member] Prior fiscal years (unaudited)	Mar. 30, 2012 Nordic Operations [Member] Prior fiscal years (unaudited) Error in accounting for operating lease [Member]	Mar. 30, 2012 Australia Operations [Member] Prior fiscal years (unaudited)	Mar. 30, 2012 NPS Prior fiscal years (unaudited)	Mar. 30, 2012 GBS and GIS Segments [Member] Prior fiscal years (unaudited)	Mar. 30, 2012 GIS Prior fiscal years (unaudited)	Mar. 30, 2012 GBS Prior fiscal years (unaudited)	Mar. 30, 2012 GBS NHS contract [Member]	Mar. 29, 2013 Fiscal 2013 Adjustments	Mar. 30, 2012 Fiscal 2013 Adjustments	Apr. 01, 2011 Fiscal 2013 Adjustments	Mar. 31, 2013 Fiscal 2013 Adjustments	Jun. 28, 2013 Fiscal 2013 Adjustments Other errors [Member]	Mar. 29, 2013 Fiscal 2013 Adjustments NHS contract [Member]	Mar. 29, 2013 Fiscal 2012 Adjustments	Mar. 30, 2012 Fiscal 2012 Adjustments	Apr. 01, 2011 Fiscal 2012 Adjustments	Mar. 31, 2013 Fiscal 2012 Adjustments	Jun. 28, 2013 Fiscal 2012 Adjustments Other errors [Member]	Dec. 30, 2011 Fiscal 2012 Adjustments NHS contract [Member]	Mar. 29, 2013 Fiscal 2012 Adjustments NHS contract [Member]	Mar. 30, 2012 Fiscal 2012 Adjustments NHS contract [Member]	Mar. 29, 2013 Fiscal 2011 Adjustments	Mar. 30, 2012 Fiscal 2011 Adjustments	Apr. 01, 2011 Fiscal 2011 Adjustments	Mar. 31, 2013 Fiscal 2011 Adjustments	Jun. 28, 2013 Fiscal 2011 Adjustments Other errors [Member]	Mar. 29, 2013 Fiscal 2011 Adjustments NHS contract [Member]	Mar. 30, 2012 Fiscal 2011 Adjustments NHS contract [Member]	Jun. 28, 2013 Adjustments Recorded During Fiscal 2014 [Member]	Jun. 28, 2013 Adjustments Recorded During Fiscal 2014 [Member] Discrete Tax Benefits [Member]	Jun. 29, 2012 Adjustments Recorded During Fiscal 2014 [Member] Discrete Tax Benefits [Member]	Jun. 28, 2013 Adjustments Recorded During Fiscal 2014 [Member] Fiscal 2013 Adjustments	Jun. 28, 2013 Adjustments Recorded During Fiscal 2014 [Member] GBS Adjustments for Inappropriately Recognized Revenues and Costs [Member]	Jun. 28, 2013 Adjustments Recorded During Fiscal 2014 [Member] GBS Adjustment for Understated Payroll and Related Expense [Member]	Jun. 29, 2012 Adjustments Recorded During Fiscal 2014 [Member] GBS and GIS Segments [Member] Adjustments Decrease [Member]	Jun. 28, 2013 Adjustments Recorded During Fiscal 2014 [Member] Fiscal 2013 Adjustments Other errors [Member]	Jun. 28, 2013 Adjustments Recorded During Fiscal 2014 [Member] Fiscal 2012 Adjustments Other errors [Member]	Jun. 28, 2013 Adjustments Recorded During Fiscal 2014 [Member] Fiscal 2011 Adjustments Other errors [Member]	Mar. 29, 2013 Fiscal 2013	Dec. 28, 2012 Fiscal 2013	Sep. 28, 2012 Fiscal 2013	Jun. 29, 2012 Fiscal 2013	Mar. 29, 2013 Fiscal 2013	Jun. 29, 2012 Fiscal 2013 Adjustments Increase [Member]	Jun. 29, 2012 Fiscal 2013 Adjustments Decrease [Member]	Mar. 29, 2013 Fiscal 2013 Discrete Tax Benefits [Member]	Sep. 28, 2012 Fiscal 2013 NHS contract [Member]	Jun. 29, 2012 Fiscal 2013 NPS and GBS Segments [Member] Adjustments Increase [Member]	Jun. 29, 2012 Fiscal 2013 NPS and GBS Segments [Member] Adjustments Decrease [Member]	Jun. 29, 2012 Fiscal 2013 GBS and GIS Segments [Member] Adjustments Decrease [Member]	Jun. 28, 2013 Fiscal 2013 Fiscal 2013 Adjustments Other errors [Member]	Jun. 28, 2013 Fiscal 2013 Fiscal 2012 Adjustments Other errors [Member]	Jun. 28, 2013 Fiscal 2013 Fiscal 2011 Adjustments Other errors [Member]	Mar. 30, 2012 Fiscal 2012 NHS contract [Member]	Dec. 30, 2011 Fiscal 2012 NHS contract [Member]	Sep. 30, 2011 Fiscal 2012 NHS contract [Member]	Jul. 01, 2011 Fiscal 2012 NHS contract [Member]	Mar. 30, 2012 Fiscal 2012 NHS contract [Member]	Mar. 30, 2012 Fiscal 2012 Nordic Operations [Member]	Dec. 30, 2011 Fiscal 2012 Nordic Operations [Member]	Sep. 30, 2011 Fiscal 2012 Nordic Operations [Member]	Jul. 01, 2011 Fiscal 2012 Nordic Operations [Member]	Mar. 30, 2012 Fiscal 2012 Nordic Operations [Member]	Mar. 30, 2012 Fiscal 2012 Australia Operations [Member]	Dec. 30, 2011 Fiscal 2012 Australia Operations [Member]	Sep. 30, 2011 Fiscal 2012 Australia Operations [Member]	Jul. 01, 2011 Fiscal 2012 Australia Operations [Member]	Mar. 30, 2012 Fiscal 2012 Australia Operations [Member]	Jun. 28, 2013 Fiscal 2012 Fiscal 2013 Adjustments Other errors [Member]	Jun. 28, 2013 Fiscal 2012 Fiscal 2012 Adjustments Other errors [Member]	Mar. 30, 2012 Fiscal 2012 Fiscal 2012 Adjustments NHS contract [Member]	Jun. 28, 2013 Fiscal 2012 Fiscal 2011 Adjustments Other errors [Member]	Apr. 01, 2011 Fiscal 2011	Apr. 01, 2011 Fiscal 2011 Adjustments Increase [Member]	Apr. 01, 2011 Fiscal 2011 NHS contract [Member]	Dec. 31, 2010 Fiscal 2011 NHS contract [Member]	Oct. 01, 2010 Fiscal 2011 NHS contract [Member]	Jul. 02, 2010 Fiscal 2011 NHS contract [Member]	Apr. 01, 2011 Fiscal 2011 NHS contract [Member]	Apr. 01, 2011 Fiscal 2011 Nordic Operations [Member]	Dec. 31, 2010 Fiscal 2011 Nordic Operations [Member]	Oct. 01, 2010 Fiscal 2011 Nordic Operations [Member]	Jul. 02, 2010 Fiscal 2011 Nordic Operations [Member]	Apr. 01, 2011 Fiscal 2011 Nordic Operations [Member]	Apr. 01, 2011 Fiscal 2011 Nordic Operations [Member] Adjustments Decrease [Member]	Apr. 01, 2011 Fiscal 2011 Australia Operations [Member]	Dec. 31, 2010 Fiscal 2011 Australia Operations [Member]	Oct. 01, 2010 Fiscal 2011 Australia Operations [Member]	Jul. 02, 2010 Fiscal 2011 Australia Operations [Member]	Apr. 01, 2011 Fiscal 2011 Australia Operations [Member]	Apr. 01, 2011 Fiscal 2011 GIS	Dec. 30, 2011 Contracts Accounted for under Percentage of Completion, U.S. Claims [Member] NHS contract [Member]	Dec. 30, 2011 Contracts Accounted for under Percentage of Completion, U.S. Claims [Member] NHS contract [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Amount of pre-tax adjustment																					$ 79							$ (24)		$ 13	$ 1	$ 23	$ 16	$ 2								$ (13)	$ 9					$ (83)	$ (24)	$ (10)	$ (25)					$ 49	$ 15	$ 7								$ (7)	$ 3	$ (2)													$ (6)	$ (7)	$ 22																$ 0	$ (79)	$ 25	$ 29	$ 52	$ (40)											$ 92						$ (27)		$ (1,500)
Change in accounting estimate, reduction in operating income						1,500																																																																																																																				1,485	1,500
Income from continuing operations, net of tax	142				19																		(63)																																																													(7)	46	(2)	(2)	35	1	2	6	4	13	0	2	21	0	23							(5)	(5)	(2)	(10)	(22)	3	23	40	20	86		(4)	0	5	(4)	(3)
Accounts receivable											2			1		1	66
Prepaid expenses										2
Prepaid expenses and other current assets												15	44		2
Outsourcing contract costs adjustments																1
Increase (Decrease) in Other Noncurrent Assets													6			(6)
Property and equipment										4					3	5	29
Increase (Decrease) in Employee Related Liabilities												(9)		(8)	(1)		2
Accrued expenses and other current liabilities	(1,255)	(1,425)					(1,425)	(1,339)					46			(12)
Increase (Decrease) in advances contract payments and deferred revenue							270	(247)	(204)	18	7	13					3
Accrued expenses														(14)	(10)
Pre-tax net income (loss)	211				40		449	(4,487)	827									(9)	(1)	6	86	1													(24)	(39)	(25)
Cumulative effect on income (loss) from continuing opertaions, pre tax																								0	0	9	0		9									(6)	0	0	(6)			(7)	(79)	0	(86)					22	29	(52)	(1)				9			14	(13)	8	(4)				(9)	(1)	5	(1)	(6)	(16)	(17)		9	5	(1)	(2)
Quantifying Misstatement in Current Year Financial Statements, Amount, Net of Tax, Including Discrete Tax Benefits																																																											2
Cumulative Quantifying Misstatement Effect of Correction Tax		$ 1	$ 4	$ 1	$ 2		$ 8																																																					$ (2)	$ 2												$ 7			$ 5